Business segment information (Details 1) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Reconciliation of Net other income:
Net other income - business segment		$ 27,551		$ 10,461		$ 26,828
Reversal of provision (provision) for losses on off-balance sheet credit risk		(1,627)		(381)		4,046
Recoveries, net of impairment of assets		7	[1]	108	[1]	0	[1]
Gain on sale of premises and equipment	5,600	0	[1]	0	[1]	5,626	[1]
Net other income - consolidated financial statements		$ 25,931		$ 10,188		$ 36,500

[1]	The numbers set out in these tables have been rounded and accordingly may not total exactly.